CAPITAL STOCK	9 Months Ended	12 Months Ended
	May 31, 2017	Aug. 31, 2016
Stockholders' Equity Note [Abstract]
CAPITAL STOCK

NOTE 5 – CAPITAL STOCK

Authorized Stock

The Company is authorized to issue an aggregate of 200,000,000 common shares with a par value of $0.001 per share.  Each common share entitles the holder to one vote on any matter on which action of the stockholders of the corporation is sought.

Issuances

During the nine months ended May 31, 2017, the Company issued 14,298,200 shares of common stock, as follows:

•

2,965,608 shares of common stock to investors, as part of units sold that also consisted of warrants to purchase 2,965,608 shares of common stock, exercisable for a period range from one to five years from issuance at a price range of $1.25 to $3.25 per share. The aggregate gross proceeds received from the sale of the units was $3,019,676.

•	752,000 shares of common stock issued for the exercise of warrants for $940,000.

•	10,253,936 shares of common stock to strategic service providers, for services valued at $13,731,387.

•	326,656 shares of common stock to consultants, for services valued at $320,000.

As at May 31, 2017 and August 31, 2016, the Company had 88,395,996 and 74,097,796 shares of common stock issued and outstanding, respectively.

Warrants

The following table summarizes information relating to outstanding and exercisable warrants as of May 31, 2017:

Warrants Outstanding			Warrants Exercisable
	Weighted Average
Number	Remaining Contractual	Weighted Average	Number	Weighted Average
of Shares	life (in years)	Exercise Price	of Shares	Exercise Price
152,500	0.40	$1.25	152,500	$1.25
10,000	0.40	$1.25	10,000	$1.25
1,220,500	0.47	$1.25	1,220,500	$1.25
4,110	0.51	$1.37	4,110	$1.37
6,098	0.55	$1.25	6,098	$1.25
4,762	0.56	$1.25	4,762	$1.25
1,000	0.65	$1.50	1,000	$1.50
8,334	0.66	$1.50	8,334	$1.50
4,300	0.71	$3.25	4,300	$3.25
100,000	2.75	$1.88	100,000	$1.88
13,300	2.76	$1.88	13,300	$1.88
100,000	2.78	$1.65	100,000	$1.65
62,200	2.86	$2.41	62,200	$2.41
120,000	2.88	$2.08	120,000	$2.08
203,252	4.96	$2.19	203,252	$2.19
203,252	4.96	$2.19	203,252	$2.19
2,213,608			2,213,608

The below table, summarizes warrant activity during the period ended May 31, 2017:

	Number of Shares	Weighted- Average Exercise Price
Balances as of August 31, 2016	-	$-
Granted	2,965,608	1.48
Exercised	(752,000)	1.25
Forfeited	-	-
Balances as of May 31, 2017	2,213,608	$1.56

NOTE 3 - CAPITAL STOCK

Authorized Stock

The Company is authorized to issue an aggregate of 200,000,000 common shares with a par value of $0.001 per share. Each common share entitles the holder to one vote, in person or proxy, on any matter on which action of the stockholders of the corporation is sought.

Issuances

On August 3, 2016, the Company issued 40,000,000 common shares with a par value of $0.001 to Apcentive, Inc., for Intellectual Property valued at $0 (see Note 2 - Intangible Assets).

On August 11, 2016, the president and sole director of the Company, entered into a written Stock Issuance Cancellation Agreement with the cancellation of 80,000,000 shares at $0.001 par value.

As at August 31, 2016 and 2015, the Company had 74,097,796 and 114,097,796 shares of common stock issued and outstanding, respectively.